ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS (Details 1) (CAD) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Impairment, severances and other closure costs	11.00	8.70	161.80
Income tax expense	0
Loss from discontinued operations, net of tax	(12.9)
Predecessor [Member]
Income tax expense		0	1.0	3.5
Loss from discontinued operations, net of tax		(3.6)	(195.5)	(19.5)	(7.3)	10.4
Snowflake Mill [Member]
Sales	4.5
Cost of sales, excluding depreciation and amortization	(5.0)
Depreciation and amortization	0
Impairment, severances and other closure costs	11.00
Restructuring Costs	(1.1)
Interest expense, net	0
Other income (expense), net	0.7
Reorganization items, net (note 6)	(1.0)
Income tax expense	0
Loss from discontinued operations, net of tax	(12.9)
Snowflake Mill [Member] | Predecessor [Member]
Sales		142.8	181.8	177.2
Cost of sales, excluding depreciation and amortization		(142.4)	(202.9)	(183.5)
Depreciation and amortization		0	(7.0)	(9.6)
Impairment, severances and other closure costs	(8.70)	(8.70)	(161.80)	0
Restructuring Costs		0	0	0
Interest expense, net		(0.1)	(0.2)	(0.1)
Other income (expense), net		0	(4.4)	0
Reorganization items, net (note 6)		4.8	0	0
Income tax expense		0	(1.0)	(3.5)
Loss from discontinued operations, net of tax		(3.6)	(195.5)	(19.5)